Property and Equipment - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Minimum [Member]
Property and equipment, useful lives (Year)	3 years
Maximum [Member]
Property and equipment, useful lives (Year)	10 years
Laboratory Equipment [Member]
Property and equipment, useful lives (Year)	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, useful lives (Year)	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, useful lives (Year)	10 years
Computer and Hardware [Member] | Minimum [Member]
Property and equipment, useful lives (Year)	3 years
Computer and Hardware [Member] | Maximum [Member]
Property and equipment, useful lives (Year)	7 years
Leasehold Improvements [Member]
Property and equipment, useful lives (Year)	9 years